LEASES - Schedule of Operating Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Rent expense	$ 11,993	$ 13,016	$ 11,946
Variable lease payments	365	280	429
Sublease income	4,023	4,053	1,987
Impairment losses related to leased office space	$ 900	$ 400	0
Weighted-average remaining lease term (in years)	5 years 9 months 18 days	7 years 4 months 24 days
Weighted-average discount rate	9.10%	6.10%
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	$ (17,737)	$ (1,839)	$ 68,819